FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	$ 4,476.2	$ 3,937.2
Contractual cash flows	5,671.3	5,128.1
Derivative financial instruments, carrying amount	39.7	20.3
Derivative financial instruments, undiscounted cash flows	72.3	30.5
Non-derivative financial liabilities and derivative financial instruments, carrying amount	4,515.9	3,957.5
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	5,743.6	5,158.6
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,456.2	1,211.8
Derivative financial instruments, undiscounted cash flows	26.1	21.5
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	1,482.3	1,233.3
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	667.8	444.4
Derivative financial instruments, undiscounted cash flows	11.9	2.4
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	679.7	446.8
Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	329.8	339.4
Derivative financial instruments, undiscounted cash flows	2.8	0.9
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	332.6	340.3
Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	834.4	321.3
Derivative financial instruments, undiscounted cash flows	31.5	(0.1)
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	865.9	321.2
Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	250.2	763.3
Derivative financial instruments, undiscounted cash flows	0.0	5.8
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	250.2	769.1
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	2,132.9	2,047.9
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Non-derivative financial liabilities and derivative financial instruments, undiscounted cash flows	2,132.9	2,047.9
Forward foreign currency contracts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	38.3	9.3
Outflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,829.3	2,916.5
Outflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2,481.4	2,522.6
Outflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	305.6	302.0
Outflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	39.4	69.3
Outflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	2.9	20.4
Outflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	2.2
Outflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Inflow
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,780.2)	(2,905.7)
Inflow | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(2,443.3)	(2,514.3)
Inflow | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(295.4)	(299.2)
Inflow | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(38.5)	(68.7)
Inflow | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(3.0)	(21.1)
Inflow | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	(2.4)
Inflow | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Foreign currency and interest rate swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	14.4	(4.8)
Derivative financial instruments, undiscounted cash flows	36.2	3.9
Foreign currency and interest rate swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.0	(2.6)
Foreign currency and interest rate swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.7	(0.4)
Foreign currency and interest rate swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	1.9	0.3
Foreign currency and interest rate swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	31.6	0.6
Foreign currency and interest rate swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	6.0
Foreign currency and interest rate swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, carrying amount	(13.0)	15.8
Derivative financial instruments, undiscounted cash flows	(13.0)	15.8
Equity swap agreements | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	(13.0)	15.8
Equity swap agreements | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Equity swap agreements | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative financial instruments, undiscounted cash flows	0.0	0.0
Accounts payable and accrued liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	914.4	775.8
Contractual cash flows	914.4	775.8
Accounts payable and accrued liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	914.4	775.8
Accounts payable and accrued liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Accounts payable and accrued liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Long-term debt (other than lease liabilities)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	2,678.3	2,522.4
Contractual cash flows	2,678.3	2,522.4
Long-term debt (other than lease liabilities) | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	277.9	253.7
Long-term debt (other than lease liabilities) | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	469.3	265.0
Long-term debt (other than lease liabilities) | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	140.6	174.1
Long-term debt (other than lease liabilities) | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	654.5	164.1
Long-term debt (other than lease liabilities) | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	121.7	644.1
Long-term debt (other than lease liabilities) | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	1,014.3	1,021.4
Interest and accretion
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	0.0	0.0
Contractual cash flows	686.2	743.2
Interest and accretion | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	93.2	94.1
Interest and accretion | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	74.6	78.7
Interest and accretion | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	67.5	70.5
Interest and accretion | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	50.0	66.2
Interest and accretion | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	34.7	44.3
Interest and accretion | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	366.2	389.4
Lease liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	792.1	551.9
Contractual cash flows	1,237.2	922.0
Lease liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	170.7	88.2
Lease liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	98.9	75.9
Lease liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	90.3	72.1
Lease liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	101.8	62.5
Lease liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	69.9	53.0
Lease liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	705.6	570.3
Other non-current liabilities
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Carrying amount	91.4	87.1
Contractual cash flows	155.2	164.7
Other non-current liabilities | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	0.0	0.0
Other non-current liabilities | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	25.0	24.8
Other non-current liabilities | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	31.4	22.7
Other non-current liabilities | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	28.1	28.5
Other non-current liabilities | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	23.9	21.9
Other non-current liabilities | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contractual cash flows	$ 46.8	$ 66.8